Employee Benefit Plans - Schedule of Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$ 820	$ 1,290
Service cost	37	18
Interest cost	51	34
Plan amendment	0	0
Actuarial loss (gain)	41	39
Benefits paid	(65)	(39)
Curtailments	(45)	0
Settlements	(10)	0
Business acquisition (1)	1,546	0
Other (2)	(2)	(460)
Foreign currency translation adjustments	45	(62)
Benefit obligation at end of year	2,418	820
Change in plan assets:
Fair value of plan assets at beginning of year	567	915
Actual return on plan assets	152	43
Employer contributions	50	50
Benefits paid	(65)	(39)
Settlements	(10)	0
Business acquisition(1)	1,342	0
Other (2)	(2)	(358)
Foreign currency translation adjustments	25	(44)
Fair value of plan assets at end of year	2,059	567
Funded status - underfunded at end of year	(359)	(253)
Accumulated benefit obligation	2,373	803
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	117	136
Service cost	2	2
Interest cost	6	5
Plan amendment	(23)	(5)
Actuarial loss (gain)	0	(14)
Benefits paid	(13)	(6)
Curtailments	5	(1)
Settlements	0	0
Business acquisition (1)	93	0
Other (2)	0	0
Foreign currency translation adjustments	0	0
Benefit obligation at end of year	187	117
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	13	6
Benefits paid	(13)	(6)
Settlements	0	0
Business acquisition(1)	0	0
Other (2)	0	0
Foreign currency translation adjustments	0	0
Fair value of plan assets at end of year	0	0
Funded status - underfunded at end of year	(187)	(117)
Accumulated benefit obligation	$ 187	$ 117